Statutory Reserve and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Required Percentage of statutory surplus reserve fund to Registered Capital	50.00%	50.00%	50.00%
Amount contributed to statutory reserve	$ 23,137	$ 22,631	$ 16,679
Capital and statutory reserves not available for distribution	$ 194,594	$ 181,319	$ 120,370
Minimum
Variable Interest Entity [Line Items]
Annual appropriation percentage of after tax profit	10.00%	10.00%	10.00%